Taxation (Income Taxes, Narrative) (Details) (USD $)	12 Months Ended							72 Months Ended	12 Months Ended	72 Months Ended			12 Months Ended			36 Months Ended		12 Months Ended	36 Months Ended			72 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended		24 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 NQ Mobile [Member]	Dec. 31, 2012 NQ Mobile [Member]	Dec. 31, 2011 NQ Mobile [Member]	Dec. 31, 2013 Cayman Islands [Member] NQ Mobile [Member]	Dec. 31, 2013 Hong Kong [Member] Entities Incorporated in Hong Kong [Member]	Dec. 31, 2013 United States [Member] NQ US [Member]	Dec. 31, 2013 Mainland China [Member]	Dec. 31, 2013 Mainland China [Member] NQ Mobile [Member]	Dec. 31, 2013 Mainland China [Member] High and new technology enterprise [Member]	Dec. 31, 2013 Mainland China [Member] Beijing Technology [Member]	Dec. 31, 2012 Mainland China [Member] Beijing Technology [Member]	Dec. 31, 2011 Mainland China [Member] Beijing Technology [Member]	Dec. 31, 2013 Mainland China [Member] Beijing Technology [Member]	Dec. 31, 2010 Mainland China [Member] Beijing Technology [Member]	Dec. 31, 2011 Mainland China [Member] NationSky [Member]	Dec. 31, 2014 Mainland China [Member] NationSky [Member]	Dec. 31, 2015 Mainland China [Member] Wanpu Century [Member]	Dec. 31, 2015 Mainland China [Member] Fanyue [Member]	Dec. 31, 2013 Mainland China [Member] Software enterprise [Member]	Dec. 31, 2013 Mainland China [Member] NQ Beijing [Member]	Dec. 31, 2012 Mainland China [Member] NQ Beijing [Member]	Dec. 31, 2016 Mainland China [Member] NQ Beijing [Member]	Dec. 31, 2013 Mainland China [Member] NQ Beijing [Member]	Dec. 31, 2013 Mainland China [Member] FL Mobile [Member]	Dec. 31, 2016 Mainland China [Member] FL Mobile [Member]	Dec. 31, 2014 Mainland China [Member] NQ Tongzhou [Member]	Dec. 31, 2017 Mainland China [Member] NQ Tongzhou [Member]	Dec. 31, 2013 Mainland China [Member] NQ Shenzhen [Member]	Dec. 31, 2013 Mainland China [Member] Yinlong [Member]	Dec. 31, 2013 Mainland China [Member] Red [Member]	Dec. 31, 2013 Mainland China [Member] Tianya [Member]	Dec. 31, 2013 Mainland China [Member] Ruifeng [Member]
Income Tax [Line Items]
Withholding tax							$ 0
Income tax rate	25.00%	25.00%	25.00%					16.50%	34.00%	25.00%	25.00%							25.00%															25.00%	25.00%	25.00%
Mark-up rate applied to total cost under cost-plus method									6.00%
Income tax paid	1,178,000	297,000	16,000						199,000				201,000	75,000	16,000
Preferential income tax rate												15.00%				15.00%	7.50%		15.00%	15.00%	15.00%				12.50%	0.00%	0.00%	12.50%	0.00%	12.50%	12.50%	12.50%
Income tax exemption period from first profitable year																						2 years	1 year	2 years			2 years		2 years		2 years	2 years
Preferential income tax period																3 years						3 years			3 years			3 years		3 years	3 years	3 years
Reduction of preferential income tax rate																						12.50%
Withholding tax rate, parent company in Hong Kong										5.00%
Withholding tax rate, parent company in other countries										10.00%
Interest and penalties associated with tax positions				0	0	0
Unrecognized uncertain tax positions				$ 0	$ 0	$ 0